OTHER ASSETS - Narrative (Details) - USD ($)			8 Months Ended	12 Months Ended
	May 02, 2017	Nov. 01, 2016	Dec. 31, 2017	Dec. 31, 2018	Jul. 06, 2018	Dec. 31, 2016
Other Assets [Abstract]
Cash and security deposits from close down and restoration provisions			$ 1,895,000	$ 1,934,000
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Borrowings			236,358,000	250,729,000		$ 223,211,000
Diablillos and M-18 properties
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Sale of assets, value of equity received as consideration		$ 2,887,000
Proceeds from sale of assets		$ 14,100,000		$ 1,350,000
Net smelter royalty, percentage		1.00%
Sale of assets, ownership percentage acquired as consideration		19.90%
Sale of assets, financing value		$ 5,000,000
Sale of assets, expected future period of proceeds from sale of assets		5 years
Sale of assets, expected future proceeds from sale of assets, initial value		$ 7,452,000
Discount rate used in current measurement of expected future proceeds from sale of assets		20.00%
Berenguela project
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Sale of assets, shares received as consideration	145,881,177
Sale of assets, value of equity received as consideration	$ 1,098,000
Initial value of proceeds from right to receive equity	$ 520,000
Proceeds from sale of assets			$ 550,000
Net smelter royalty, percentage	1.00%
Sale of assets, expected future proceeds from sale of assets	$ 12,000,000
Sale of assets, expected future period of proceeds from sale of assets	5 years
Sale of assets, expected future proceeds from sale of assets, initial value	$ 6,726,000
Discount rate used in current measurement of expected future proceeds from sale of assets	15.00%
Credit Agreement
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Borrowings					$ 10,000,000
US Base Rate | Credit Agreement
Disposal Groups, Including Discontinued Operations 1 [Line Items]
Borrowings, adjustment to interest rate basis					10.00%